Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2025
Warrant Liability [Abstract]
Schedule of Significant Unobservable Inputs Used in Measuring the Fair Value of Warrants Liability

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the fair value of warrants liability are as follows:

	June 30, 2025	March 31, 2025
Number of warrants	$2,888	$141,667
Volatility	132.40%	121.02%
Interest rate	3.71%	3.89%
Term (years)	2.25	2.5
Fair value	$70	$16,388

Schedule of Fair Value of the Warrant Liability

The following table presents changes in the fair value of the warrant liability recorded in respect of the warrants:

U.S. dollars in thousands

Balance as of December 31, 2024	$-

Initial recognition	16,388
Exercise into ordinary shares	(11,100)
Changes in fair value	(5,218)

Balance as of June 30, 2025	$70